UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [  ]; Amendment Number:  ____

This Amendment (Check only one.): [   ] is a restatement.  [   ] adds new
holdings entries.

Institutional Investment Manager Filing this Report:

Name:             MFP Investors LLC
Address:          51 JFK Parkway
                  2nd Floor
                  Short Hills, NJ 07078

13F File Number:  28-____

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ellen Lynch
Title:  Financial Officer
Phone:  (973) 921-2210

Signature, Place, and Date of Signing:

       /s/ Ellen Lynch                    Short Hills, NJ            2/08/00
    -------------------------------       ---------------           --------
           [Signature]                    [City, State]                 Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).
FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                                     --

Form 13F Information Table Entry Total:               54
                                                     ---

Form 13F Information Table Value Total:               $ 147,195
                                                     ----------
                                                     (thousands)

List of Other Included Managers  NONE




                           COLUMN 1           COLUMN 2        COLUMN 3     COLUMN 4   COLUMN 5      COLUMN 6
                           --------           --------        --------     --------   --------      --------

                                                                            VALUE      SHRS OR     INVESTMENT
                        NAME OF ISSUER     TITLE OF CLASS      CUSIP       (x$1000)    PRN AMT     DISCRETION NONE
                        --------------     --------------      -----       --------    -------     ---------- ----
                                                                                                              >
Applied Power Inc.                             Class A       038225108       1073         29200       SOLE
Ascent Entertainment Group Inc.             Common Stock     043628106       1581        124600       SOLE
Atlantic Richfield Co. (Delaware)           Common Stock     048825103       1298         15000       SOLE
Berkley WR Corp                             Common Stock     084423102        877         42000       SOLE
Castle & Cooke Inc.                         Common Stock     148433105       3032        239000       SOLE
Catellus Development Corp.                  Common Stock     149111106        705         55000       SOLE
City Investing Co. Liquidating Trust        Common Stock     177900107        311        242600       SOLE
Cohoes Bancorp                              Common Stock     192513109       1238        123000       SOLE
Columbia Energy Group                       Common Stock     197648108       1898         30000       SOLE
Crane Company (Delaware)                    Common Stock     224399105       5963        300000       SOLE
Devon Energy                                Common Stock     25179M103       4931        150000       SOLE
Dun & Bradstreet Corp.                      Common Stock     26483B106       7375        250000       SOLE
Echelon International Grp                   Common Stock     278747100       2151         93500       SOLE
Enstar Group Inc.                           Common Stock     29358R107       1348        102715       SOLE
Fab Industries                              Common Stock     302747100        184         17000       SOLE
First Place Financial/Ohio                  Common Stock     33610T109       1593        149900       SOLE
General Motors Corp.                        Common Stock     370442105       4906         67500       SOLE
Harcourt Gen Inc.                           Common Stock     41163G101      11270        280000       SOLE
Hayes Lemmerz International                 Common Stock     420781106       1744        100000       SOLE
Helmerich & Payne Inc.                      Common Stock     423452101       6525        300000       SOLE
Hexcel Corporation                          Common Stock     428291108        602        108300       SOLE
Key Energy Services Inc.                    Common Stock     492914106        908        175000       SOLE
Knight Ridder Inc.                          Common Stock     499040103       3574         60000       SOLE
Koger Equity Inc.                           Common Stock     500228101        878         52000       SOLE
Kroll-O'Gara Company                        Common Stock     501050108       3630        220000       SOLE
Lanier World Wide                           Common Stock     51589L105       1356        350000       SOLE
Medallion Financial Corp.                   Common Stock     583928106       2063        115000       SOLE
MediaOne Group Inc.                         Common Stock     58440J104       1613         21000       SOLE
MGI Properties                              Common Stock     552885105        683        130000       SOLE
Montana Power Co.                           Common Stock     612085100       3606        100000       SOLE
Nashua Corporation                          Common Stock     631226107        836        111400       SOLE
Neiman Marcus Group Inc.                       Class B       640204301       1028         38144       SOLE
Newhall Land & Farming Dep Units            Common Stock     651426108       2700        100000       SOLE
Pactiv Corp. (formerly Tenneco Packaging)   Common Stock     695257105        181         17000       SOLE
Plains Resources Inc.                       Common Stock     726540503       2370        189600       SOLE
Pulitzer Inc.                               Common Stock     745769109       4031        100000       SOLE
R.J.Reynolds Tobacco Holdings               Common Stock     76182K105       2115        120000       SOLE
Ralston-Purina Group                        Common Stock     751277302       4739        170000       SOLE
Reynolds Metals Co                          Common Stock     761763101       4789         62500       SOLE
Rhodia                                        Ordinary        5474688        6180        272500       SOLE
Scripps Co. E.W                                Class A       811054204      14116        315000       SOLE
Southwest Gas Corp                          Common Stock     844895102       2300        100000       SOLE
St. Joe Company                             Common Stock     790148100       2067         85000       SOLE
Stewart & Stevenson Services                Common Stock     860342104       1184        100000       SOLE
Suburban Lodges of America Inc.             Common Stock     864444104       1681        324100       SOLE
Tenet Healthcare Corporation                Common Stock     88033G100       1175         50000       SOLE
The MONY Group Inc.                         Common Stock     605337102        458         15700       SOLE
Total Fina SA                                 Ordinary        4905413        1954         14592       SOLE
Triad Hospitals Inc.                        Common Stock     89579K109       3328        220000       SOLE
United Dominion Industries Ltd.             Common Stock     909914103       4984        250000       SOLE
Vornado Operating Co.                       Common Stock     92904N103        426         71000       SOLE
Washington Post Company                     Common Stock     939640108       4090          7358       SOLE
Wellpoint Health Networks Inc.              Common Stock     94973H108        659         10000       SOLE
Wesco International Inc.                    Common Stock     95082P105        888        100000       SOLE

                                                                           147195


                                            COLUMN 7          COLUMN 8
                                            --------          --------

                                              OTHER     VOTING AUTHORITY
                                            MANAGERS      SOLE       SHARED      NONE
                                            --------      ----       ------      ----
Applied Power Inc.                                       29200
Ascent Entertainment Group Inc.                         124600
Atlantic Richfield Co. (Delaware)                        15000
Berkley WR Corp                                          42000
Castle & Cooke Inc.                                     239000
Catellus Development Corp.                               55000
City Investing Co. Liquidating Trust                    242600
Cohoes Bancorp                                          123000
Columbia Energy Group                                    30000
Crane Company (Delaware)                                300000
Devon Energy                                            150000
Dun & Bradstreet Corp.                                  250000
Echelon International Grp                                93500
Enstar Group Inc.                                       102715
Fab Industries                                           17000
First Place Financial/Ohio                              149900
General Motors Corp.                                     67500
Harcourt Gen Inc.                                       280000
Hayes Lemmerz International                             100000
Helmerich & Payne Inc.                                  300000
Hexcel Corporation                                      108300
Key Energy Services Inc.                                175000
Knight Ridder Inc.                                       60000
Koger Equity Inc.                                        52000
Kroll-O'Gara Company                                    220000
Lanier World Wide                                       350000
Medallion Financial Corp.                               115000
MediaOne Group Inc.                                      21000
MGI Properties                                          130000
Montana Power Co.                                       100000
Nashua Corporation                                      111400
Neiman Marcus Group Inc.                                 38144
Newhall Land & Farming Dep Units                        100000
Pactiv Corp. (formerly Tenneco Packaging)                17000
Plains Resources Inc.                                   189600
Pulitzer Inc.                                           100000
R.J.Reynolds Tobacco Holdings                           120000
Ralston-Purina Group                                    170000
Reynolds Metals Co                                       62500
Rhodia                                                  272500
Scripps Co. E.W                                         315000
Southwest Gas Corp                                      100000
St. Joe Company                                          85000
Stewart & Stevenson Services                            100000
Suburban Lodges of America Inc.                         324100
Tenet Healthcare Corporation                             50000
The MONY Group Inc.                                      15700
Total Fina SA                                            14592
Triad Hospitals Inc.                                    220000
United Dominion Industries Ltd.                         250000
Vornado Operating Co.                                    71000
Washington Post Company                                   7358
Wellpoint Health Networks Inc.                           10000
Wesco International Inc.                                100000
